Disclosure of dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Amount per share	$ 0.6271
Dividend payables	$ 8,180
Distribution To Shareholders [Member]
DisclosureEquityLineItems [Line Items]
Amount per share		$ 0.7423
Dividend payables		$ 9,683
Ordinary Preferred Shares [Member]
DisclosureEquityLineItems [Line Items]
Amount per share		$ 0.7423
Ordinary Commom Shares [Member]
DisclosureEquityLineItems [Line Items]
Amount per share		$ 0.7423
Dividend payables		$ 5,525
First instalment [member]
DisclosureEquityLineItems [Line Items]
Dividends payment installment	Anticipation of dividends
Date of register	05.23.2022
First instalment [member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Amount per share	$ 0.5412
Dividend payables	$ 7,059
Second instalment interest on capital [member]
DisclosureEquityLineItems [Line Items]
Dividends payment installment	Anticipation of interest on capital
Date of register	05.23.2022
Second instalment interest on capital [member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Amount per share	$ 0.0859
Dividend payables	$ 1,121
Second instalmentl [member]
DisclosureEquityLineItems [Line Items]
Dividends payment installment		Intermediate dividends by use of a portion of profit retention reserve
Date of register		05.23.2022
Second instalmentl [member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Amount per share		$ 0.1152
Dividend payables		$ 1,503
Ordinary Preferred Shares [Member]
DisclosureEquityLineItems [Line Items]
Dividend payables		$ 4,159